Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Risk Management

3 7 .	Financial Risk Management
(1) Financial Risk Factors
The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to hedge certain risk exposures such as cash flow risk.

The Group’s financial policy is set up in the long-term perspective and annually reported to the Board of Directors. The financial risk management is carried out by the Value Management Office, which identifies, evaluates and hedges financial risks. The treasury department in the Value Management Office considers various finance market conditions to estimate the effect from the market changes.
1) Market risk
The Group’s market risk management focuses on controlling the extent of exposure to the risk in order to minimize revenue volatility. Market risk is a risk that decreases value or profit of the Group’s portfolio due to changes in market interest rate, foreign exchange rate and other factors.
(i) Sensitivity analysis
Sensitivity analysis is performed for each type of market risk to which the Group is exposed. Reasonably possible changes in the relevant risk variable such as prevailing market interest rates,

currency rates, equity prices or commodity prices are estimated and if the rate of change in the underlying risk variable is stable, the Group does not alter the chosen reasonably possible change in the risk variable. The reasonably possible change does not include remote or ‘worst case’ scenarios or ‘stress tests’.
(ii) Foreign exchange risk
The Group is exposed to foreign exchange risk arising from operating, investing and financing activities. Foreign exchange risk is managed within the range of the possible effect on the Group’s cash flows. Foreign exchange risk (i.e. foreign currency translation of overseas operating assets and liabilities) unaffecting the Group’s cash flows is not hedged but can be hedged at a particular situation.
As at December 31, 2019, 2020 and 2021, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax 1		Shareholders’ equity
2019.12.31	10%	￦	45,149	￦	52,092
	-10%		(45,149)		(52,092)
2020.12.31	10%	￦	25,220	￦	36,961
	-10%		(25,220)		(36,961)
2021.12.31	10%	￦	(3,433)	￦	8,692
	-10%		3,433		(8,692)

1	Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies.
The above analysis is a simple sensitivity analysis which assumes that all the variables other than foreign exchange rates are held constant. Therefore, the analysis does not reflect any correlation between foreign exchange rates and other variables, nor the management’s decision to decrease the risk.

Details of financial assets and liabilities in foreign currencies as at December 31, 2019, 2020 and 2021, are as follows:

(In thousands of foreign currencies)	2019		2020		2021
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	645,941	1,830,764	400,046	1,937,935	245,759	2,302,642
SDR 1	255	729	255	728	255	722
JPY	24,930	80,000,000	209,376	46,000,009	29,227	30,000,763
GBP	—	56	—	—	—	1,005
EUR	1	6	316	162	3,943	10,801
CNY	457	161	458	491	—	—
RWF 2	706	—	646	—	586	—
THB 3	—	—	535	—	2,160	—
MMK 4	84	—	—	—	—	—
TZS 5	6,919	—	1,019	—	1,644	—
BWP 6	911	—	212	—	93	—
HKD 7	—	268	—	198	—	105
BDT 8	18,897	—	—	—	—	—
PLN 9	—	—	26	—	—	—
VND 10	271,563	—	242,370	—	257,895	—
XAF 11	97,411	—	16,229	—	—	—
SGD 12	—	—	6	284,000	13	284,000
TWD 13	—	—	—	—	—	226
CHF 14	—	—	—	—	—	161

1	Special Drawing Rights.
2	Rwanda Franc.
3	Thailand Bhat.
4	Myanmar Kyat.
5	Tanzanian Shilling.
6	Botswana Pula.
7	Hong Kong Dollar.
8	Bangladesh Taka.
9	Polish Zloty.
10	Vietnam Dong.
11	Central African Franc.
12	Singapore Dollar.
13	Taiwan Dollar.
14	Swiss Franc.

(iii) Price risk
As at
December 31, 2019, 2020 and 2021, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2019.12.31	10%	￦	24	￦	613
	-10%		(24)		(613)
2020.12.31	10%	￦	2,811	￦	3,472
	-10%		(2,811)		(3,472)
2021.12.31	10%	￦	2,000	￦	4,588
	-10%		(2,000)		(4,588)
The above analysis is based on the assumption that the equity index had increased/decreased by 10% with all other variables held constant and all the Group’s marketable equity instruments had moved according to the historical correlation with the index. Gain or loss on equity securities classified as financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income can increase or decrease equity.
(iv) Cash flow and fair value interest rate risk
The Group’s interest rate risk arises from liabilities in foreign currency such as foreign currency debentures. Debentures in foreign currency issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by swap transactions. Debentures and borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group sets the policy and operates to minimize the uncertainty of the changes in interest rates and financial costs.
As at December 31, 2019, 2020 and 2021, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2019.12.31	+ 100 bp	￦	425	￦	14,764
	- 100 bp		(482)		(19,280)
2020.12.31	+ 100 bp	￦	973	￦	18,584
	- 100 bp		(973)		(19,377)
2021.12.31	+ 100 bp	￦	753	￦	5,549
	- 100 bp		(731)		(5,675)
The above analysis is a simple sensitivity analysis which assumes that all the variables other than market interest rates are held constant. Therefore, the analysis does not reflect any correlation between market interest rates and other variables, nor the management’s decision to decrease the risk.
2) Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade receivables from customers, debt securities and others.

Credit risk is managed on the Group basis with the purpose of minimizing financial loss. Credit risk arises from the normal transactions and investing activities, where clients or other party fails to discharge an obligation on contract conditions. To manage credit risk, the Group considers the counterparty’s credit based on the counterparty’s financial conditions, default history and other important factors.
Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as outstanding receivables. To minimize such risk, only the financial institutions with strong credit ratings are accepted.
The Group’s investments in debt instruments are considered to be low risk investments. The credit ratings of the investments are monitored for credit deterioration.

-	Security
For some trade receivables, the Group may obtain security in the form of guarantees or letters of credit, etc. which can be called upon if the counterparty is in default under the terms of the agreement.

-	Impairment of financial assets
The Group has four types of financial assets that are subject to the expected credit loss model:

•	trade receivables for sales of goods and provision of services,

•	contract assets relating to provision of services,

•	debt investments carried at fair v a lue through other comprehensive income, and

•	other financial assets carried at amortized cost.
While cash equivalents are also subject to the impairment requirement, the identified impairment loss was immaterial.
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Cash and cash equivalents (except for cash on hand)	￦	2,625,581	￦	2,989,713
Trade and other receivables
Financial assets at amortized costs		5,034,621		5,687,103
Financial assets at fair value through other comprehensive income		1,118,619		491,713
Contract assets		586,438		745,085
Other financial assets
Derivatives financial assets for hedging		7,684		99,453
Financial assets at fair value through profit or loss		680,453		862,481
Financial assets at fair value through other comprehensive income		6,570		94,750
Financial assets at amortized costs		671,068		608,389

Total	￦	10,731,034	￦	11,578,687

(i) Trade receivables and contract assets
The Group applies the simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.
The Group measures the expected credit loss by considering the future irrecoverability rate of the remaining balance of trade receivables and other receivables at the end of the reporting period. Each trade receivables and other receivables are classified considering the credit risk characteristics and overdue periods in order to measure expected credit loss. The expected credit loss rate calculation is based on historical payment and credit loss information in relation to revenue for 36 months period up to December 31, 2021. Expected credit loss of 12 months was applied as the credit sales and other credit-related assets of BC Card Co., Ltd., a subsidiary of the Group, has been determined to have low credit risk.
(ii) Cash equivalents (except for cash on hand)
The Group is also exposed to credit risk in relation cash equivalents. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
(iii) Other financial assets at amortized costs
Other financial assets at amortized cost include time deposits, other long-term financial instruments and others. All of the financial assets at amortized costs are considered to have low credit risk, and the loss allowance recognized during the period was, therefore, limited to 12 months expected losses. Management consider ‘low credit risk’ for other instruments when they have a low risk of default and the issuer has a strong capacity to me
e
t its contractual cash flow obligations in the near term.
(iv) Financial assets at fair value through other comprehensive income
All of the debt investments at fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period was, therefore, limited to 12 months expected losses. Management consider ‘low credit risk’ for other instruments when they have a low risk of default and the issuer has a strong capacity to meet its contractual cash flow obligations in the near term. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
(v) Financial assets at fair value through profit or loss
The Group is also exposed to credit risk in relation to financial assets that are measured at fair value through profit or loss. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
3) Liquidity risk
The Group manages its liquidity risk by liquidity strategy and plans. The Group considers the maturity of financial assets and financial liabilities and the estimated cash flows from operations.
The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2020
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	6,587,796	￦	730,758	￦	258,255	￦	7,576,809
Borrowings(including debentures)		1,573,944		4,373,534		2,258,360		8,205,838
Lease liabilities		336,024		658,501		190,907		1,185,432
Other non-derivative financial liabilities		574		131,242		—		131,816
Financial guarantee contracts 1		22,422		—		—		22,422

Total	￦	8,520,760	￦	5,894,035	￦	2,707,522	￦	17,122,317

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2021
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	6,698,783	￦	1,232,468	￦	159,647	￦	8,090,898
Borrowings(including debentures)		1,927,456		5,635,558		2,275,557		9,838,571
Lease liabilities		388,226		484,476		427,860		1,300,562
Other non-derivative financial liabilities		1,473		206,749		100,900		309,122
Financial guarantee contracts 1		71,697		—		—		71,697

Total	￦	9,087,635	￦	7,559,251	￦	2,963,964	￦	19,610,850

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total

Outflow	￦	650,497	￦	1,602,513	￦	507,947	￦	2,760,957
Inflow		684,720		1,648,746		524,483		2,857,949

	December 31, 2020
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives settled gross 1
Outflows	￦	248,300	￦	2,179,046	￦	498,619	￦	2,925,965
Inflows		249,301		2,074,747		480,570		2,804,618

	December 31, 2021
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 2
Outflows	￦	—	￦	158,284	￦	—	￦	158,284
Derivatives settled gross 3
Outflows	￦	843,489	￦	1,857,942	￦	377,302	￦	3,078,733
Inflows		856,508		1,917,236		394,134		3,167,878

1	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the statement of financial position.
2
During the current period, derivative liabilities
held-for-trading are
classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share
contracts (Note 20).

As these derivatives
held-for-trading
are m
a
naged based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.
3	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the statement of financial position.

Meanwhile, as at December 31, 2021, the Group is obligated to invest
￦
27,200 million in
IBK-KT
Emerging Digital Industry Investment Fund, a related party, and others, and
￦
8,109 million and USD 5,400 thousand to be paid in the future Capital Call method to Future Innovation Private Equity Fund No.3 (Notes 20 and 36).
(2) Management of Capital Risk
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other shareholders and to maintain an optimal capital structure to reduce the cost of capital.
The Group’s capital structure consists of liabilities including borrowings, cash and cash equivalents, and shareholders’ equity. The treasury department monitors the Group’s capital structure and considers cost of capital and risks related each capital component.
The
debt-to-equity
ratios as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Total liabilities	￦	18,111,112	￦	20,592,180
Total equity		15,551,433		16,567,161
Debt-to-equity ratio		116%		124%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.

The gearing ratios as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won, %)	December 31, 2020		December 31, 2021
Total borrowings	￦	7,316,298	￦	8,437,703
Less: cash and cash equivalents		(2,634,624)		(3,019,592)

Net debt		4,681,674		5,418,111
Total equity		15,551,433		16,567,161
Total capital		20,233,107		21,985,272
Gearing ratio		23%		25%
(3) Offsetting Financial Assets and Financial Liabilities
Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2020
	Gross assets		Gross liabilities offset	Net amounts presented in the statement of financial position		Amounts not offset			Net amount
						Financial instruments	Cash collateral
Trade receivables	￦	71,497	￦ (1)	￦	71,496	￦ (67,421)	￦	—	￦	4,075

(In millions of Korean won)	December 31, 2021
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset			Net amount
							Financial instruments	Cash collateral
Trade receivables	￦	79,102	￦	—	￦	79,102	￦ (65,592)	￦	—	￦	13,510
These include price subject to netting arrangements on facility interconnection and data sharing among telecommunication companies.
The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2020
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	69,361	￦	—	￦	69,361	￦	(67,421)	￦	—	￦	1,940
Other financial liabilities		1		(1)		—		—		—		—

	￦	69,362	￦	(1)	￦	69,361	￦	(67,421)	￦	—	￦	1,940

(In millions of Korean won)	December 31, 2021
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset			Net amount
							Financial instruments	Cash collateral
Trade payables	￦	69,944	￦	—	￦	69,944	￦ (65,592)	￦	—	￦	4,352

These include price subject to netting arrangements on facility interconnection and data sharing among telecommunication companies.